PRINCIPAL ACCOUNTING POLICIES - Property, equipment and software (Details)	12 Months Ended
Dec. 31, 2019
Buildings | Minimum
Property, equipment and software
Estimated useful life	30 years
Buildings | Maximum
Property, equipment and software
Estimated useful life	40 years
Website-related equipment | Minimum
Property, equipment and software
Estimated useful life	3 years
Website-related equipment | Maximum
Property, equipment and software
Estimated useful life	5 years
Computer equipment | Minimum
Property, equipment and software
Estimated useful life	3 years
Computer equipment | Maximum
Property, equipment and software
Estimated useful life	5 years
Furniture and fixtures | Minimum
Property, equipment and software
Estimated useful life	3 years
Furniture and fixtures | Maximum
Property, equipment and software
Estimated useful life	5 years
Software | Minimum
Property, equipment and software
Estimated useful life	3 years
Software | Maximum
Property, equipment and software
Estimated useful life	5 years